Acquisition of Sunrise Global, Inc	12 Months Ended
Dec. 31, 2013
Acquisition of Sunrise Global Inc [Abstract]
ACQUISITION OF SUNRISE GLOBAL, INC.
NOTE 3 – ACQUISITION OF SUNRISE GLOBAL, INC.

In May 2013, Greenkraft, Inc. purchased a majority share of Sunrise Global, Inc. for $150,000 in a private transaction.  Sunrise Global, Inc. was a publicly-traded company with nominal assets, liabilities and  operations.  As a result, the entire purchase price was allocated to goodwill and immediately impaired due to Sunrise Global, Inc. having no operations or expected future cash flows.

On December 6, 2013, Sunrise Global Inc. (“Parent”) entered into a Share Exchange Agreement with the sole stockholder of Greenkraft, Inc., a California corporation, pursuant to which Parent issued 83,000,000 common shares to the Stockholder in consideration of the Stockholder’s transfer of all of his Greenkraft shares to the Company’s wholly-owned acquisition subsidiary, Greenkraft, Inc, a Nevada corporation.  As a condition to the closing of the Acquisition, on the Closing Date, 4,600,000 shares of Parent’s issued and outstanding common stock previously held by Greenkraft were cancelled. As a result of the Acquisition, Parent experienced a change in control, with the Stockholder acquiring control of Parent.  Additionally, Sunrise Global ceased being a shell company.

On December 12, 2013, the Acquisition Subsidiary merged with and into Parent and in connection therewith, the surviving entity changed its name to Greenkraft, Inc. effective December 27, 2013.

For accounting purposes, this transaction is being accounted for as a reverse merger and has been treated as a recapitalization of Sunrise Global Inc., with Greenkraft Inc. as the accounting acquirer.  The historical financial statements of the accounting acquirer became the financial statements of the registrant. The Company did not recognize goodwill or any intangible assets in connection with the transaction. The 83,000,000 shares issued to the shareholder of Greenkraft inc. sole stockholder in conjunction with the share exchange transaction have been presented as outstanding for all periods. The historical financial statements include the operations of the accounting acquirer for all periods presented.